OPTIONS AND WARRANTS	12 Months Ended
Mar. 31, 2024
Options And Warrants
OPTIONS AND WARRANTS

NOTE 9 - OPTIONS AND WARRANTS

The Company has not granted any options since inception.

No warrants were issued in the year ended March 31, 2024 and 2023, nor were any warrants exercised nor expired. The outstanding warrants have an average strike price of $0.47, with remaining terms from 3 years to 3.72 years.

All of the warrants issued have been recognized as a liability, based on the fact it is not known if there will be sufficient authorized shares to be issued upon settlement.

The 18,573,116 warrants outstanding as of March 31, 2024, were revalued as of year-end for a fair value of $24,000, with a decrease in the fair value of $331,000 recognized on the Consolidated Statement of Operations. The fair value was estimated using Black Scholes Model, with the following inputs: the price of the Company’s common stock of $0.011; a risk-free interest rate of 4.40%, to 4.59%, the expected volatility of the Company’s common stock of 124.8% to 133.8%; the estimated remaining term, a dividend rate of 0%.

The 18,573,116 warrants outstanding as of March 31, 2023, were revalued as of year-end for a fair value of $355,000, with a decrease in the fair value of $3,568,000 recognized on the Statement of Operations. The fair value was estimated using Black Scholes Model, with the following inputs: the price of the Company’s common stock of $0.05; a risk-free interest rate of 3.81%, the expected volatility of the Company’s common stock of 121.0%; the estimated remaining term, a dividend rate of 0%.